Investments in affiliated companies (Tables)	12 Months Ended
Mar. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Summarized Combined Financial Information Provided by Equity Investees

The summarized combined financial information that is based on information provided by the equity investees including information for significant equity affiliates and the reconciliation of such information to the consolidated financial statements is shown below:

Balance Sheets

	Yen in millions
	March 31
	2018	2019
Current assets	404,658	355,320
Noncurrent assets	868,455	608,626
Current liabilities	273,067	188,905
Noncurrent liabilities and noncontrolling interests	768,007	584,714
Percentage of ownership in equity investees	20%-50%	20%-50%

Statements of Income

	Yen in millions
	Fiscal year ended March 31
	2017	2018	2019
Net revenues	387,229	468,933	390,457
Operating income	37,800	56,729	53,920
Net income attributable to controlling interests	11,529	27,301	5,539
Percentage of ownership in equity investees	20%-50%	20%-50%	20%-50%

Account Balances and Transactions with Affiliated Companies Accounted for under Equity Method

Account balances and transactions with affiliated companies accounted for under the equity method are presented below. There are no other material transactions or account balances with any other related parties.

	Yen in millions
	March 31
	2018	2019
Accounts receivable, trade	15,516	12,404
Accounts payable, trade	2,568	1,087
Short-term borrowings	22,849	29,744
Capital lease obligations	13,294	20,265

	Yen in millions
	Fiscal year ended March 31
	2017	2018	2019
Sales	31,238	45,415	41,437
Purchases	1,966	3,180	5,584
Lease payments	16,492	7,749	7,455